Investments accounted for using the equity method - Additional Information (Details) - EUR (€) € in Millions	May 29, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Regeneron
Disclosure of transactions between related parties [line items]
Sale of stock, number of shares issued in transaction (in shares)	22,800,000
Associates and joint ventures
Disclosure of transactions between related parties [line items]
Funding commitments to associates and joint ventures		€ 0	€ 0	€ 67